Note 20 - Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 15	€ 9
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	21
Net gains/(losses) recognized from on-going involvement in derecognized assets	15	30
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	27	13
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	268
Net gains/(losses) recognized from on-going involvement in derecognized assets	27	281
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	100	11
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 100	€ 11